STATEMENTS OF CASH FLOWS (Parenthetical)	9 Months Ended
Sep. 30, 2024 shares
Nacs LLC | Taylor Freres Settlement Agreements | Taylor Frres Americas LLP ("TFA")
Number of series B units transfer	349,871